Summary of Significant Accounting Policies - Schedule of Customers Accounts Receivable (Detail) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Customer A [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage		65.00%
Customer B [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	35.00%	13.00%
Customer C [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	34.00%	10.00%
Customer D [Member]
Disclosure In Tabular Form Of Concentration Of Accounts Recievable [Line Items]
Concentration Risk, Percentage	29.00%